EIP Receivables - Summary of Impact of Sales of EIP receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Receivable [Line Items]
EIP receivables derecognized	$ 6,796	$ 7,827
Cash proceeds	(5,978)	(7,011)
Reversal of unamortized imputed discount	(436)	(339)
Reversal of allowance for doubtful accounts	(408)	(470)
Pre-tax (gain) loss on sales of EIP receivables	$ (26)	$ 7